Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000003871 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000003871 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003871 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000003871 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000003871 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000003871 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003871 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	62.01%
C000003871 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000003871 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000003873 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000003873 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003873 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000003873 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000003873 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000003873 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003873 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	62.01%
C000003873 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000003873 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000054919 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000054919 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054919 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000054919 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000054919 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000054919 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000054919 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	62.01%
C000054919 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000054919 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000188264 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000188264 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000188264 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000188264 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000188264 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000188264 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000188264 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	62.01%
C000188264 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000188264 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000003870 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000003870 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003870 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000003870 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000003870 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000003870 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003870 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	62.01%
C000003870 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000003870 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000054921 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000054921 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054921 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000054921 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000054921 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000054921 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000054921 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	62.01%
C000054921 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000054921 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000158193 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000158193 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158193 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000158193 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000158193 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000158193 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000158193 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	62.01%
C000158193 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000158193 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000158194 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000158194 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158194 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000158194 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000158194 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000158194 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000158194 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	62.01%
C000158194 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000158194 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000158195 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000158195 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158195 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000158195 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000158195 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000158195 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000158195 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	62.01%
C000158195 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000158195 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000132114 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000132114 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000132114 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000132114 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000132114 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.38%
C000132114 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.17%
C000132114 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000132114 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000132114 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000132114 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000132114 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000132114 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000132114 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000132115 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000132115 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000132115 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000132115 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000132115 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.38%
C000132115 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.17%
C000132115 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000132115 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000132115 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000132115 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000132115 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000132115 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000132115 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000132116 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000132116 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000132116 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000132116 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000132116 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.38%
C000132116 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.17%
C000132116 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000132116 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000132116 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000132116 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000132116 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000132116 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000132116 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000188268 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000188268 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000188268 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000188268 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000188268 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.38%
C000188268 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.17%
C000188268 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000188268 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000188268 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000188268 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000188268 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000188268 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000188268 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000132117 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000132117 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000132117 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000132117 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000132117 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.38%
C000132117 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.17%
C000132117 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000132117 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000132117 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000132117 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000132117 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000132117 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000132117 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000132119 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000132119 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000132119 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000132119 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000132119 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.38%
C000132119 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.17%
C000132119 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000132119 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000132119 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000132119 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000132119 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000132119 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000132119 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000158199 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000158199 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000158199 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000158199 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000158199 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.38%
C000158199 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.17%
C000158199 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000158199 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158199 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000158199 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000158199 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000158199 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000158199 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000158200 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000158200 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000158200 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000158200 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000158200 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.38%
C000158200 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.17%
C000158200 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000158200 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158200 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000158200 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000158200 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000158200 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000158200 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000158201 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000158201 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000158201 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000158201 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000158201 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.38%
C000158201 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.17%
C000158201 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000158201 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158201 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000158201 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000158201 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000158201 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000158201 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.06%